Revenue From Contract With Customers - Summary of Changes in Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Air traffic liability [member]
Disclosure of changes in contact liabilities [line items]
Balance at beginning of year	$ 477,168	$ 399,796	$ 352,110
Deferred of revenue	2,537,772	2,511,970	2,164,165
Recognition of revenue	(2,543,264)	(2,434,598)	(2,116,479)
Balance at end of year	471,676	477,168	399,796
Contract liabilities	477,168	399,796	352,110	$ 471,676	$ 477,168	$ 399,796
Frequent flyer liability [member]
Disclosure of changes in contact liabilities [line items]
Balance at beginning of year	50,312	36,682	18,884
Deferred of revenue	37,575	23,061	23,495
Recognition of revenue	(20,073)	(9,431)	(5,697)
Balance at end of year	67,814	50,312	36,682
Current				30,342	17,197	10,358
Non-current				37,472	33,115	26,324
Contract liabilities	$ 50,312	$ 36,682	$ 18,884	$ 67,814	$ 50,312	$ 36,682